Annual Operating Expenses - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement 2030 Fund - Class A
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.73%
Fidelity Advisor Managed Retirement 2030 Fund - Class I
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.48%